Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
2022	$ 36,467	$ 48,599
2023	46,715	46,690
2024	45,150	45,125
2025	39,308	39,283
2026	35,584	35,558
Thereafter	6,090	6,054
Total amortization expense related to acquired intangible assets	209,376	221,371	$ 272,416	$ 325,082
Finite Lived [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expense related to acquired intangible assets	$ 209,314	$ 221,309